Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TrimTabs ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001604813
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2014